Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
Customers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Customers	2018	2017
IIG Ltd. (Related Party)	24%	18%
A	19%	15%
B	19%	10%
C	*	11%
D	*	11%
E	*	11%

*	Less than 10%

Suppliers [Member]
Concentration Risk [Line Items]
Schedule of concentrations of credit risk and major customers and suppliers
	For the Years Ended December 31,
Suppliers	2018	2017
A	10%	10%
B	*	10%
C	15%	21%

*	Less than 10%